Share Capital and Share Premium (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Shares
Shares

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	200	200
Issued and fully paid:
363,577,853 and 330,134,480 ordinary shares of $0.0001 each	36	33

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2022 and January 1, 2023	330,134,480	33	1,657,015	1,657,048
Issuance of ordinary shares for private placements, net of issuance cost	8,834,742	1	234,409	234,410
Issuance of ordinary shares for registered direct offering, net of issuance cost	10,937,500	1	349,277	349,278
Issuance of ordinary shares for exercise of warrants	10,000,000	1	352,490	352,491
Exercise of share option	2,344,228	—	17,301	17,301
Reclassification of vesting of restricted share units	1,326,903	—	23,421	23,421
At September 30, 2023 (Unaudited)	363,577,853	36	2,633,913	2,633,949